Income tax expense	12 Months Ended
Dec. 31, 2022
Income tax expense
Income Tax Expense

18. Income Tax Expense

Payments made to NXT for services rendered to clients and branch offices in certain countries may be subject to foreign income and withholding taxes. Such taxes incurred are only recoverable in certain limited circumstances, including potential utilization in Canada as a foreign tax credit, or against future taxable earnings from the foreign jurisdictions.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

For the years ended December 31,
	2022	2021	2020

Net loss before income taxes	$(6,733,076)	$(3,123,799)	$(6,028,228)
Canadian statutory income tax rate	23.0%	23.0%	24.0%
Income tax (recovery) at statutory income tax rate	(1,548,607)	(718,474)	(1,446,775)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	53,379	67,948	44,225
Change in statutory tax rates	(11,997)	(92,850)	(131,242)
Foreign exchange adjustments	-	662	29,910
True-up	(3,280)	-	-
Other	(33,113)	1,206,056	258,091
Change in valuation allowance	1,543,618	(463,342)	1,245,791
Income tax expense (recovery)	-	-	-

Effective July 1, 2020, the Province of Alberta decreased its corporate tax rate from 10% to 8%.

A valuation allowance has been provided for the Company’s deferred income tax assets due to uncertainty regarding the amount and timing of their potential future utilization, as follows:

For the years ended December 31,
	2022	2021	2020
Net operating losses carried forward:
Canada (expiration dates 2027 to 2041)	$9,136,353	$8,051,504	$7,809,363
USA (expiration dates 2023 to 2026)	169,359	248,289	1,223,212
Timing differences on property & equipment, Right
of Use of Assets, Lease obligations and financing costs	1,726,603	1,674,085	1,945,086
SRED Expenditures	676,518	575,747	369,522
Foreign Tax Credit	285,772	285,772	285,772
	11,994,605	10,835,397	11,632,955
Intellectual property	(3,028,757)	(3,411,411)	3,745,627)
Less valuation allowance	(8,965,848)	(7,423,986)	(7,887,328)